DEBT - Related Party (Details) - Promissory Note - USD ($)	3 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Oct. 16, 2024
DEBT
Principal amount		$ 119,000
Interest rate			18.00%
Interest expense	$ 17,000